Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	640,733,508.20	27,622
Yield Supplement Overcollateralization Amount 10/31/20	25,269,515.48	0
Receivables Balance 10/31/20	666,003,023.68	27,622
Principal Payments	21,562,317.72	406
Defaulted Receivables	1,008,081.22	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	24,050,000.90	0
Pool Balance at 11/30/20	619,382,623.84	27,178

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.58%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	5,451,571.46	201
Past Due 61-90 days	1,497,399.15	60
Past Due 91-120 days	308,960.08	14
Past Due 121+ days	0.00	0
Total	7,257,930.69	275

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	311,098.99
Aggregate Net Losses/(Gains) - November 2020	696,982.23
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.26%
Prior Net Losses Ratio	0.77%
Second Prior Net Losses Ratio	0.39%
Third Prior Net Losses Ratio	0.17%
Four Month Average	0.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	7,122,900.17
Actual Overcollateralization	7,122,900.17
Weighted Average APR	4.26%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	54.39

Flow of Funds	$ Amount
Collections	26,809,570.99
Investment Earnings on Cash Accounts	187.50
Servicing Fee(1)	(555,002.52)
Transfer to Collection Account	-
Available Funds	26,254,755.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	487,921.20
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,422,449.02
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,122,900.17
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,009,188.25
(12) Collection Account Redeposits	2,605,000.00

Total Distributions of Available Funds	26,254,755.97

Servicing Fee	555,002.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 11/16/20	633,365,072.86
Principal Paid	21,105,349.19
Note Balance @ 12/15/20	612,259,723.67

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2a
Note Balance @ 11/16/20	144,619,775.32
Principal Paid	12,489,514.28
Note Balance @ 12/15/20	132,130,261.04
Note Factor @ 12/15/20	72.9195701%

Class A-2b
Note Balance @ 11/16/20	99,765,297.54
Principal Paid	8,615,834.91
Note Balance @ 12/15/20	91,149,462.63
Note Factor @ 12/15/20	72.9195701%

Class A-3
Note Balance @ 11/16/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	274,400,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-4
Note Balance @ 11/16/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	76,910,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	25,110,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	12,560,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	535,218.53
Total Principal Paid	21,105,349.19
Total Paid	21,640,567.72

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	122,926.81
Principal Paid	12,489,514.28
Total Paid to A-2a Holders	12,612,441.09

Class A-2b
One-Month Libor	0.14088%
Coupon	0.43088%
Interest Paid	34,628.31
Principal Paid	8,615,834.91
Total Paid to A-2b Holders	8,650,463.22

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6411492
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2825286
Total Distribution Amount	25.9236778

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6784040
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.9266792
Total A-2a Distribution Amount	69.6050832

A-2b Interest Distribution Amount	0.2770265
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.9266793
Total A-2b Distribution Amount	69.2037058

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	67.40
Noteholders' Third Priority Principal Distributable Amount	595.11
Noteholders' Principal Distributable Amount	337.49

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	2,092,197.46
Investment Earnings	70.31
Investment Earnings Paid	(70.31)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,566,178.97	$5,014,666.87	$4,602,505.59
Number of Extensions	122	168	150
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.73%	0.64%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.